Fair value measurement - Summary of Carrying Amounts and Fair Values of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Equity securities	$ 116	$ 127
Derivatives	8
Financial assets measured at fair value	124	127
Deferred and contingent purchase consideration	(131)
Financial assets measured at amortised cost:
Cash and cash equivalents	704	168	$ 206
Loans and other receivables:
Other financial assets	145	117
Trade and other receivables, excluding prepayments	502	477
Financial assets at amortised cost and loans and other receivables	1,351	762
Financial assets	1,475	889
Financial liabilities measured at amortised cost:
Loans and other borrowings	(2,249)	(2,019)
Trade and other payables	(645)	(633)
Provisions	(27)	(8)
Financial liabilities at amortised cost	(2,921)	(2,660)
Financial Liabilities	(3,052)	(2,660)
GBP400m 3.875% bonds 2022 [member]
Financial liabilities measured at amortised cost:
Loans and other borrowings	(509)	(538)
GBP300m 3.75% bonds 2025 [member]
Financial liabilities measured at amortised cost:
Loans and other borrowings	(385)	(406)
GBP350m 2.125% bonds 2026 [member]
Financial liabilities measured at amortised cost:
Loans and other borrowings	(447)	(472)
EUR500m 2.125% bonds 2027 [member]
Financial liabilities measured at amortised cost:
Loans and other borrowings	(569)
Finance lease obligations [member]
Financial liabilities measured at amortised cost:
Loans and other borrowings	(235)	(231)
Unsecured bank loans [member]
Financial liabilities measured at amortised cost:
Loans and other borrowings	0	(262)
Borrowings [member]
Financial liabilities measured at amortised cost:
Loans and other borrowings	(104)	(110)
Fair value [member]
Financial assets
Equity securities	116	127
Derivatives	8
Financial assets measured at fair value	124	127
Deferred and contingent purchase consideration	(131)
Financial assets measured at amortised cost:
Cash and cash equivalents	704	168
Loans and other receivables:
Other financial assets	145	117
Trade and other receivables, excluding prepayments	502	477
Financial assets at amortised cost and loans and other receivables	1,351	762
Financial assets	1,475	889
Financial liabilities measured at amortised cost:
Trade and other payables	(645)	(633)
Provisions	(27)	(8)
Financial liabilities at amortised cost	(3,014)	(2,819)
Financial Liabilities	(3,145)	(2,819)
Fair value [member] | GBP400m 3.875% bonds 2022 [member]
Financial liabilities measured at amortised cost:
Loans and other borrowings	(543)	(593)
Fair value [member] | GBP300m 3.75% bonds 2025 [member]
Financial liabilities measured at amortised cost:
Loans and other borrowings	(399)	(441)
Fair value [member] | GBP350m 2.125% bonds 2026 [member]
Financial liabilities measured at amortised cost:
Loans and other borrowings	(417)	(454)
Fair value [member] | EUR500m 2.125% bonds 2027 [member]
Financial liabilities measured at amortised cost:
Loans and other borrowings	(566)
Fair value [member] | Finance lease obligations [member]
Financial liabilities measured at amortised cost:
Loans and other borrowings	(313)	(318)
Fair value [member] | Unsecured bank loans [member]
Financial liabilities measured at amortised cost:
Loans and other borrowings	0	(262)
Fair value [member] | Borrowings [member]
Financial liabilities measured at amortised cost:
Loans and other borrowings	$ (104)	$ (110)